Prepayments, Receivables and Other Assets	12 Months Ended
Mar. 31, 2021
Prepayments Receivables And Other Assets [Abstract]
PREPAYMENTS, RECEIVABLES AND OTHER ASSETS

NOTE 7 – PREPAYMENTS, RECEIVABLES AND OTHER ASSETS

Prepayments, receivables and other assets consisted of the following as of March 31, 2021 and 2020:

	As of March 31,
	2021	2020
Staff IOU	$2,197,130	$943,718
Receivable from a third-party company	572,362	3,530,675
Others	180,370	144,347
Total prepayments, receivables and other assets	2,949,862	4,618,740
Less: allowance for doubtful accounts	(1,090,759)	-
Prepayments, receivables and other assets, net	$1,859,103	$4,618,740

The Staff IOU is a short-term petty cash which should be paid off within one year. For the years ended March 31, 2021 and 2020, the Company record bad debt expense for Staff IOU balances of $1,090,759 and $Nil, respectively.

In June 2019, Taizhou Suxuantang entered into a limited partnership agreement with Huangshan Panjie Investment Management Co., Ltd. (the “Fund” or “Huangshan Panjie”). The company is committed to contribute $7 million (RMB50 million) into the Fund in two installments, with one installment of $3.5 million (RMB 25 million) made on June 14, 2019, and the second installment of $3.5 million (RMB 25 million) to be made no later than October 31, 2019. In June 2020, the Company agreed with the Fund, the GP and other limited partners to withdraw the installment of $3.5 million (RMB 25 million) made on June 14, 2019. The company received payment of $3.1 million (RMB 21.25 million) for the year ended March 31, 2021 and expects to receive the rest investment balance and interest before December 31, 2022 based on the agreement reached with Huangshan Panjie.